Stockholders' Equity - Restricted Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted stock
Shares
Restricted stock at beginning of period	370,170	239,928
Granted		678,490
Vested	(336,169)	(548,248)
Restricted stock at end of period	34,001	370,170
Weighted Average Fair Value
Restricted stock at beginning of period	$ 4.71	$ 4.02
Granted		5.09
Vested	4.86	4.88
Restricted stock at end of period	$ 3.22	$ 4.71
Aggregate fair value of awards vested	$ 1.6	$ 2.2
Restricted stock | Vest on grant date
Stockholders' Equity
Vesting percentage	50.00%
Restricted stock | Vest on first anniversary
Stockholders' Equity
Vesting percentage	30.00%
Restricted stock | Vest on each anniversary thereafter
Stockholders' Equity
Vesting percentage	10.00%
RSU's
Shares
Restricted stock at beginning of period		1,900
Vested		(1,900)
Weighted Average Fair Value
Restricted stock at beginning of period		$ 26.60
Vested		$ 26.60
Increments for delivery of shares for time-based awards	25.00%